Morgan, Lewis & Bockius LLP

2020 K Street NW

Washington, DC 20006-1806

Tel.  +1.202.373.6000

Fax: +1.202.373.6001

www.morganlewis.com

W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

December 14, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SPDR® Index Shares Funds (File Nos. 333-92106 and 811-21145)

Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds, a Massachusetts voluntary association (commonly known as a “business trust”) (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 114 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 114”). The purpose of PEA No. 114 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 109 filed on October 1, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SPDR S&P® North American Natural Resources ETF.

I hereby certify that PEA No. 114 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire

Almaty   Astana   Beijing   Boston   Brussels   Chicago   Dallas   Dubai   Frankfurt   Hartford   Houston   London   Los Angeles   Miami   Moscow   New York   Orange County   Paris   Philadelphia   Pittsburgh   Princeton   San Francisco   Santa Monica   Silicon Valley   Singapore   Tokyo   Washington   Wilmington